Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net consisted of the following:

	As of December 31, 2022				As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Impairment Amount (iv)	Net Carrying Amount

Finite-lived intangible assets
VPT (i)	—	—	—	—	2,586,911	(43,115)	—	2,543,796
Robotics platform technology (ii)	—	—	—	—	777,711	(19,443)	—	758,268
Software	389,409	(120,766)	(26,418)	242,225	542,335	(287,943)	(35,130)	219,262
License of maintenance and overhauls	2,290	(2,290)	—	—	2,290	(2,290)	—	—
Others (iii)	—	—	—	—	12,033	(417)	—	11,616

Total finite-lived intangible assets	391,699	(123,056)	(26,418)	242,225	3,921,280	(353,208)	(35,130)	3,532,942

Indefinite-lived intangible assets
VMTUD (i)	—	—	—	—	609,170	—	—	609,170
Manufacturing license	494,000	—	—	494,000	494,000	—	—	494,000
Surveying and mapping qualification	250,000	—	—	250,000	250,000	—	—	250,000
Others (iii)	56,747	—	—	56,747	62,880	—	—	62,880

Total indefinite-lived intangible assets	800,747	—	—	800,747	1,416,050	—	—	1,416,050

Total intangible assets	1,192,446	(123,056)	(26,418)	1,042,972	5,337,330	(353,208)	(35,130)	4,948,992

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

Total future amortization expenses for finite-lived intangible assets were estimated as follows:

Within 1 year	478,432
Between 1 and 2 years	387,426
Between 2 and 3 years	358,742
Between 3 and 4 years	345,978
Between 4 and 5 years	340,744
Thereafter	1,621,620

Total	3,532,942